COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2014
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

(15)       COMMITMENTS AND CONTINGENCIES

Lease commitments

The Group entered into non-cancelable operating leases, primarily for office space, for initial terms of nineteen months to six years.

Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease, including any periods of free rent.

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) as of March 31, 2014 are:

Minimum
Lease Payments Amount
RMB
Year ended March 31:
2015	13,098,314
2016	13,900,657
2017	9,496,776
2018	9,971,305
2019	10,467,905
Thereafter	10,986,576
67,921,533

Rental expense for operating leases (except leases with a term of one month or less that are not renewed) for the years ended March 31, 2012, 2013 and 2014 were RMB 5,159,138, RMB 6,517,907 and RMB 7,848,918 respectively.